Troubled Debt Restructuring (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Contracts	Dec. 31, 2014 USD ($) Contracts
Commercial
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contracts	2
Pre- Modification Outstanding Recorded Investment	$ 40
Post-Modification Outstanding Recorded Investment	40
Interest Only	0
Term	40
Combination	0
Total Modification	$ 40
Commercial real estate
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contracts	1	2
Pre- Modification Outstanding Recorded Investment	$ 62	$ 155
Post-Modification Outstanding Recorded Investment	62	155
Interest Only	0	0
Term	62	155
Combination	0	0
Total Modification	$ 62	$ 155